Employee Benefits and Stock Compensation (Details 2) (Restricted Stock [Member], USD $)	12 Months Ended
Dec. 31, 2012
Restricted Stock [Member]
Summary of Non-vested restricted stock awards
Number of Non-vested Restricted Stock Award Shares	899,000
Remaining Unrecognized Compensation Cost	$ 844,000
Weighted Average Remaining Recognition Period	2 years 11 months 16 days